Income taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit (loss) before tax	R$ (1,017,629)	R$ 1,970,818	R$ (387,290)
Brazilian statutory rate	34.00%	34.00%	34.00%
Rate of annual taxable	30.00%
Tax income (expense) at the statutory rate	R$ 345,994	R$ (670,078)	R$ 131,679
Additions exclusions [abstract]
Tax Expense Income of Entities Exempt from Taxation	317,023	228,953	48,594
Tax effect of Gains (Losses) On Equity Securities At Fair Value Through Profit or Loss	0	10,395	(290,039)
Tax effect of research and development tax benefit	50,443	59,155	10,275
Tax Effect of Interest on Capital	25,294	0	560
Software business goodwill impairment loss	3,558,049	0	0
Recognition of deferred income tax unrecognized in previous periods	(20,533)	(24,156)	(1,292)
Tax effect of Unrecognized deferred income tax in the period	34,467	15,966	33,465
Tax effect of equity pickup on associates	136	(1,421)	(1,220)
Tax effect of other tax incentives	13,746	8,123	3,827
Tax effect of other permanent differences	(18,386)	(13,715)	(10,609)
Tax income (expense)	R$ (489,421)	R$ (370,398)	R$ (139,106)
Average effective tax rate	(48.00%)	19.00%	(36.00%)
Current tax expense (income)	R$ 527,919	R$ 345,813	R$ 292,172
Adjustments for deferred tax expense	(38,498)	24,585	(153,066)
Tax income (expense)	(489,421)	(370,398)	(139,106)
Impairment loss on software business goodwill	R$ 1,209,737	R$ 0	R$ 0